Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 556,008	$ 31,883	$ 26,194	$ 8,419	$ 622,504
BOSNIA AND HERZEGOVINA
Total	330	1,567			1,897
BOSNIA AND HERZEGOVINA | Republic of Srpska [Member]
Total	330	1,567			1,897
BRAZIL
Total		11,256			11,256
BRAZIL | DNPM – National Department of Mineral Production [Member]
Total		9,970			9,970
BRAZIL | State Finance Secretary (SEFAZ - MG) [Member]
Total		1,286			1,286
CANADA
Total	510,684	6,378	2,838		519,900
CANADA | Innu Takuaikan Uashat Mak [Member]
Total		6,378			6,378
CANADA | Ministère des Finances du Québec [Member]
Total	193,659		1,322		194,981
CANADA | Ministere des Finances du Québec (Refund) [Member]
Total	(129)				(129)
CANADA | Receveur général du Canada [Member]
Total	316,791				316,791
CANADA | Ville de Fermont [Member]
Total			1,516		1,516
CANADA | Government of Alberta [Member]
Total	363				363
KAZAKHSTAN
Total	17,527				17,527
KAZAKHSTAN | Ministry of Finance [Member]
Total	17,527				17,527
LIBERIA
Total	1,034	12,682	3,375	8,419	25,510
LIBERIA | Ministry of Finance /LRA [Member]
Total	1,034	$ 12,682	1,680		15,396
LIBERIA | Ministry of Mines [Member]
Total			1,695		1,695
LIBERIA | Ministry of Public Works [Member]
Total				$ 8,419	8,419
MEXICO
Total	25,482		5,055		30,537
MEXICO | Internal Revenue Service (Secretaria de Hacienda) [Member]
Total	16,221				16,221
MEXICO | Ministry of Economy (Secretaria de Economía) [Member]
Total	9,261		5,055		14,316
UKRAINE
Total	951		14,926		15,877
UKRAINE | Municipality of Kryvyi Rih [Member]
Total			$ 14,926		14,926
UKRAINE | State Fiscal Service (State Budget) [Member]
Total	$ 951				$ 951